Stock-based compensation	12 Months Ended
Mar. 31, 2023
Stock-based compensation
21. Stock-based compensation
The stock-based compensation plans of the Bank are as follows:
Employees Stock Option Scheme (“ESOP”)
The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D”, in June 2010 Plan “E”, in June 2013 Plan “F” and in July 2016 Plan “G” of the Employees’ Stock Option Scheme (the “Plan”). The Bank reserved 100.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D”, the Bank reserved 150.0 million equity shares with an aggregate nominal value of Rs.150.0 million. The Bank reserved 200.0 million equity shares with an aggregate nominal value of Rs. 200.0 million, for issuance under each of Plan “E”, “F” and “G”. Under the terms of each of these Plans, the Bank may issue stock options to employees and whole-time directors of the Bank, each of which is convertible into one equity share.
Plan A provides for the issuance of options at the recommendation of the Nomination and Remuneration Committee of the Board (the “NRC”) at an average of the daily closing prices on the BSE Limited during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”).
Plan B, Plan C, Plan D, Plan E, Plan F and Plan G provide for the issuance of options at the recommendation of the NRC at the closing price on the working day immediately preceding the date when options are granted. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D, Plan E, Plan F and Plan G, the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant.
Such options vest at the discretion of the NRC. These options are exercisable for a period following vesting at the discretion of the NRC, subject to a maximum of five years, as set forth at the time of the grant. Presently, there are no stock options issued and outstanding under Plan A to Plan E.

On October 24, 2020, the NRC approved, under Plan G, the grant of 57,466,600 options (Scheme XXXV) to the employees of the Bank. On July 31, 2021 and November 25, 2021 the NRC approved, under Plan G, the grant of 25,390,600 options (Scheme XXXVI) and the grant of 238,000 options (Scheme XXXVII), respectively, to the employees of the Bank. During fiscal year ended March 31, 2023, the NRC approved, under Plan G, the grant of 30,480,145 options (Schemes XXXVIII to XLIV).
Restricted Stock Units (“RSUs”)
On May 14, 2022, the shareholders of the Bank approved the Employees Stock Incentive Master Scheme 2022 (“ESIS-2022”). The Bank reserved 100.0 million equity shares with an aggregate nominal value of Rs.100.0 million, for the
grant of Restricted Stock Units (“RSUs”). Grants under ESIS-2022 can be made over a period of four years from the date of approval by
the
NRC i.e., until May 13, 2026. Under the terms of ESIS-2022, the Bank may issue RSUs, each of which is convertible into one equity
share, to employees and whole
-
time directors of the Bank. ESIS-2022 provides for issuance of RSUs at a face value of Rs.1.0 at the recommendation of the NRC. Such RSUs vest at the discretion of the NRC and are exercisable for a period following the vesting at the discretion of the NRC, subject to a maximum period of four years, as
set forth at the time of the grant.
During
the
fiscal year ended March 31, 2023, the NRC approved, under ESIS-2022, the grant of 2,891,000 RSUs (scheme RSU 001 to RSU 003) to the employees of the Bank.
Modification of employee stock option schemes
During the fiscal years ended March 31, 2021, March 31, 2022 and March 31, 2023, there were no other modifications to employee stock option schemes.
Assumptions used
The fair value of employee stock option schemes has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Fiscal years ended March 31,
	2021	2022	2023

Dividend yield	0.61%	0.43%-0.46%	0.51%-0.97%
Expected volatility	20.13%-28.93%	21.71%-31.79%	21.97%-33.50%
Risk-free interest rate	4.63%-5.75%	4.99%-6.43%	6.14%-7.59%
Expected term (in years)	2.65-5.43	2.59-5.36	2.53-7.25
The fair value of restricted stock units has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal year ended March 31, 2023

Dividend yield	0.47%-0.75%
Expected volatility	23.68%-35.35%
Risk-free interest rate	7.07%-7.57%
Expected term (in years)	1.0- 4.0
The Bank recognizes compensation expense related to stock based compensation plans over the requisite service period, generally based on the instruments’ grant-date fair value, reduced by expected forfeitures. Ultimately, the compensation cost for all awards that vest is recognized.

Activity and other details
Activity in the options available to be granted under the employee stock option scheme is as follows:

	Number of options available to be granted fiscal year ending March 31,
	2021	2022	2023

Options available to be granted, beginning of period	159,487,350	104,694,170	81,992,420
Equity shares allocated for grant under the plan	—	—	—
Options granted	(57,466,600)	(25,628,600)	(30,480,145)
Forfeited/lapsed	2,673,420	2,926,850	2,701,890

Options available to be granted, end of period	104,694,170	81,992,420	54,214,165

Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme as of March 31, 2023:

Number of RSUs available to be granted fiscal year ending March 31, 2023

RSUs available to be granted, beginning of period	—
Equity shares allocated for grant under the scheme	100,000,000
RSUs granted	(2,891,000)
Forfeited/lapsed	—
RSUs available to be granted, end of period	97,109,000
Activity in the options outstanding under the employee stock option scheme is as follows:

	Fiscal years ended March 31,
	2021			2022			2023
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price

Options outstanding, beginning of period	142,865,602	Rs.	899.03	168,168,760	Rs.	1,063.79	158,106,016	Rs.	1,175.65
Granted	57,466,600		1,235.80	25,628,600		1,427.29	30,480,145		1,425.69
Exercised	(29,490,022)		596.85	(32,764,494)		796.52	(34,201,810)		998.73
Forfeited	(2,032,110)		1,163.29	(2,639,100)		1,231.84	(2,175,700)		1,274.53
Lapsed	(641,310)		929.57	(287,750)		870.34	(526,190)		1,033.65

Options outstanding, end of period	168,168,760	Rs.	1,063.79	158,106,016	Rs.	1,175.65	151,682,461	Rs.	1,264.86

Options exercisable, end of period	64,453,260	Rs.	834.48	65,321,116	Rs.	1,036.49	65,124,916	Rs.	1,162.96
Weighted average fair value of options granted during the year		Rs.	320.42		Rs.	415.12		Rs.	548.11
Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme as at March 31, 2023:

	Fiscal years ended March 31, 2023
	Units	Weighted average exercise price

RSUs outstanding, beginning of period	—	Rs.	—
Granted	2,891,000		1.0
Exercised	—		—
Forfeited	—		—
Lapsed	—		—
RSUs outstanding, end of period	2,891,000	Rs.	1.0
RSUs exercisable, end of period	—	Rs.	—
Weighted average fair value of RSUs granted during the year		Rs.	1,382.34

The following summarizes information about stock options outstanding as of March 31, 2023:

		As of March 31, 2023
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price

Plan F	Rs. 716.60 (or US$ 8.72)	7,449,626	0.83	Rs.	716.60
Plan G	Rs. 882.85 to Rs. 1,673.10 (or US$ 10.74 to US$ 20.36)	144,232,835	2.87	Rs.	1,293.20
The following summarizes information about RSUs outstanding as of March 31, 2023:

		As of March 31, 2023
Plan	Range of exercise price	Number of shares arising out of units	Weighted average remaining life (years)	Weighted average exercise price
ESIS 2022	Rs. 1.00 (or US$ 0)	2,891,000	3.02	1.00
The intrinsic value, of options exercised during the years ended March 31, 2021, March 31, 2022 and March 31, 2023 at the grant date was nil, nil and Rs. 0.5 million and at the exercise date was Rs. 26,446.8 million, Rs. 22,077.7 million and Rs. 20,891.2 million, respectively. The aggregate intrinsic value as of the grant date and as of
March 31, 2023 attributable to options which are outstanding as on March 31, 2023 was Rs. 13.3 million (previous year Rs. 2.7 million) and Rs. 52,286.4 million (previous year Rs. 46,605.0 million), respectively. The aggregate intrinsic value as of
the grant date and as
of
March 31, 2023 attributable to options exercisable as on March 31, 2023 was Rs. 0.5 million (previous year Rs. 0.5 million) and was Rs. 29,084.2 million (previous year Rs. 28,340.0 million), respectively. Total stock compensation cost recognized for the ESOP’s
under these plans was Rs. 10,603.5 million, Rs. 13,874.5 million and Rs. 13,132.8 million during the fiscal
years ended March 31, 2021, March 31, 2022 and March 31, 2023, respectively. However, no income tax benefit is recognized with respect to the said stock compensation costs. As of March 31, 2023, there were 86,557,545 unvested options (previous year 92,784,900) with weighted average exercise price of Rs. 1,341.5 (previous year Rs. 1,273.6) and the aggregate intrinsic value at the grant date and as of
March 31, 2023 was Rs. 12.8 million (previous year Rs. 2.1 million) and Rs. 23,202.2 million (previous year Rs. 18,265.0 million), respectively. As of
March 31, 2023, the total estimated compensation cost to be recognized in future periods was Rs. 17,245.5 million. This is expected to be recognized over a weighted average period of 1.04 years.
The intrinsic value, of RSUs exercised during the
fiscal year

ended March 31, 2023 at the grant date was nil. The aggregate intrinsic value as of the grant date and as
o
f March 31, 2023 attributable to RSUs which are outstanding as on March 31, 2023 was Rs. 4,037.9 million and Rs. 4,650.3 million, respectively. The aggregate intrinsic value as
o
f the grant date and as
o
f

March 31, 2023 attributable to RSUs exercisable as on March 31, 2023 was nil and nil, respectively. Total stock compensation cost recognized for the RSUs under these plans was Rs. 881.8 million during the
f
i
s
c
a
l

year ended March 31, 2023. However, no income tax benefit is recognized with respect to the said RSUs costs. As of March 31, 2023, there were 2,891,000 unvested RSUs with weighted average exercise price of Rs. 1.0 and the aggregate intrinsic value at the grant date and as
o
f March 31, 2023 was Rs. 4,037.9 million and Rs. 4,650.3 million, respectively. As
o
f March 31, 2023, the total estimated compensation cost for the RSUs to be recognized in future periods was Rs. 2,690.6 million. This is expected to be recognized over a weighted average period of 1.21 years.